February 1, 2008

                          TOUCHSTONE FUNDS GROUP TRUST

                       TOUCHSTONE VALUE OPPORTUNITIES FUND

             SUPPLEMENT TO CLASS Z PROSPECTUS DATED FEBRUARY 1, 2008

NOTICE OF CHANGE TO THE SUB-ADVISORY FEE PAID TO CLOVER CAPITAL MANAGEMENT, INC.
                  FOR THE TOUCHSTONE VALUE OPPORTUNITIES FUND

UNTIL FEBRUARY 21, 2008, PLEASE REPLACE THE SUB-ADVISORY FEE TABLE UNDER THE SECTION TITLED "SUB-ADVISORY FEES" LOCATED ON PAGE 38 OF THE PROSPECTUS WITH THE
FOLLOWING:


The fee paid by Touchstone Advisors to each sub-advisor during the Fund's most recent fiscal year, based on the average daily net assets of the Fund at an annualized rate, (and the fee to be paid to JIR for the Small Cap Value Opportunities Fund during the current fiscal year) is shown in the table below:

Name of Fund                                                     Annual Fee Rate

Touchstone Diversified Small Cap Value Fund - Clover Capital           0.45%
Touchstone Mid Cap Fund - TIP                                          0.50%
Touchstone Short Duration Fixed Income Fund - Chartwell                0.125%
Touchstone Small Cap Value Opportunities Fund
   TIP                                                                 0.525%
   Diamond Hill                                                        0.55%
   JIR                                                                 0.50%
Touchstone Ultra Short Duration Fixed Income Fund - Chartwell          0.125%
Touchstone Value Opportunities Fund - Clover Capital                   0.37%
--------------------------------------------------------------------------------


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.

                                                                February 1, 2008

                          TOUCHSTONE FUNDS GROUP TRUST

                       TOUCHSTONE VALUE OPPORTUNITIES FUND

                 SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 1, 2008

NOTICE OF CHANGE TO THE SUB-ADVISORY FEE PAID TO CLOVER CAPITAL MANAGEMENT, INC.
                  FOR THE TOUCHSTONE VALUE OPPORTUNITIES FUND

UNTIL FEBRUARY 21, 2008, PLEASE REPLACE THE SUB-ADVISORY FEE TABLE UNDER THE SECTION TITLED "SUB-ADVISORY FEES" LOCATED ON PAGE 38 OF THE PROSPECTUS WITH THE
FOLLOWING:


The fee paid by Touchstone Advisors to each sub-advisor during the Fund's most recent fiscal year, based on the average daily net assets of the Fund at an annualized rate, (and the fee to be paid to Chartwell for the Premium Yield Equity Fund and to JIR for the Small Cap Value Opportunities Fund during the current fiscal year) is shown in the table below:

Name of Fund                                                     Annual Fee Rate

Touchstone Diversified Small Cap Value Fund - Clover Capital           0.45%
Touchstone Healthcare and Biotechnology Fund - TIP                     0.50%
Touchstone International Equity Fund - AXA Rosenburg                   0.50%
Touchstone Mid Cap Fund - TIP                                          0.50%
Touchstone Premium Yield Equity Fund - Chartwell                       0.35%
Touchstone Small Cap Value Opportunities Fund
   TIP                                                                 0.525%
   Diamond Hill                                                        0.55%
   JIR                                                                 0.50%
Touchstone Value Opportunities Fund - Clover Capital                   0.37%
--------------------------------------------------------------------------------

              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.

                                                                February 1, 2008

                          TOUCHSTONE FUNDS GROUP TRUST

                       TOUCHSTONE VALUE OPPORTUNITIES FUND

                    SUPPLEMENT TO SAI DATED FEBRUARY 1, 2008

NOTICE OF CHANGE TO THE SUB-ADVISORY FEE PAID TO CLOVER CAPITAL MANAGEMENT, INC.
                  FOR THE TOUCHSTONE VALUE OPPORTUNITIES FUND

UNTIL FEBRUARY 21, 2008, PLEASE REPLACE THE SUB-ADVISORY FEE TABLE LOCATED ON PAGE 38 OF THE SAI WITH THE FOLLOWING:

--------------------------------------------------------------------------------
Fund                                                            Sub-Advisory Fee
--------------------------------------------------------------------------------
Value Opportunities Fund                                        0.37%
--------------------------------------------------------------------------------
Diversified Small Cap Value Fund                                0.45%
--------------------------------------------------------------------------------
Clover Core Fixed Income Fund                                   0.225%
--------------------------------------------------------------------------------


              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                Ph: 800.543.0407 o www.touchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member FINRA and SIPC
                A Member of Western & Southern Financial Group(R)


               Please retain this Supplement for future reference.